Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets and Goodwill
10.
Intangible Assets and Goodwill
a)
Intangible assets

Details and movement of items composing intangible assets are as follows:

(In thousand Euros)	Software	Trademarks, industrial property and customer relationships	Development costs	Total
Balance at December 31, 2024	6,928	2,865	66,308	76,101
Additions	226	—	5,523	5,749
Impairment of assets	627	807	987	2,421
Amortization for the period	(977)	(1,038)	(9,841)	(11,856)
Translation differences	(121)	(192)	(347)	(660)
Balance at June 30, 2025	6,683	2,442	62,630	71,755
Cost
At December 31, 2024	16,434	20,768	117,333	154,535
At June 30, 2025	16,539	20,576	122,509	159,624
Accumulated amortization
At December 31, 2024	(6,745)	(3,644)	(44,355)	(54,744)
At June 30, 2025	(7,722)	(4,682)	(54,196)	(66,600)
Impairment of assets
At December 31, 2024	(2,761)	(14,259)	(6,670)	(23,690)
At June 30, 2025	(2,134)	(13,452)	(5,683)	(21,269)

During the six months ended June 30, 2025, the Group made investments in several development projects, consisting of payroll expenses and other costs totaling to Euros 5,523 thousand as compared to Euros 23,797 thousand as of December 31, 2024, for which the associated development expenditures met the requirements for capitalization.

The caption of trademarks, industrial property and customer relationships includes trademarks for an amount of Euros 430 thousand as compared to Euros 489 thousand as of December 31, 2024 and customer relationships totaling Euros 2,012 thousand as compared to 2,376 thousand as of December 31, 2024.

Total additions to internally developed intangibles (Development costs and Software) amounted to Euros 4,426 thousand for the six months ended June 30, 2025 as compared to Euros 19,696 thousand as of December 31, 2024; these additions correspond to the capitalization carried out by the Group in relation to product development , specifically for the DC products under the names of Quasar, Supernova and AC products under the names of Pulsar, and MyWallbox software.

The average remaining amortization term for these assets is between 3 and 5 years.

Additions of computer software totaled Euros 226 thousand for the six months ended June 30, 2025, as compared to Euros 2,689 thousand for the year ended December 31, 2024 due primarily to the implementation of new software applications. The patents and customer relationships category also include the registration of brands, logos, and design patents for different chargers.

The Group recognized impairment losses on non-current assets amounting to Euros 23,690 thousand during the year ended December 31, 2024. These losses corresponded to Euros 2,762 thousand in software, Euros 14,259 thousand in trademarks, industrial property and customer relationships and Euros 6,670 thousand in development costs. No additional impairment has been recognized during the six months ended June 30, 2025, however as a consequence of the depreciation recognized in this period for the assets impaired in 2024, the Group has reversed impairment for an amount of Euros, 2,421 thousand.

The Group has items in use that were fully depreciated as of June 30, 2025 and of December 31, 2024 for an amount of Euros 2,555 thousand.

As of June 30, 2025, additions of intangible assets for which payment was still pending totaled Euros 720 thousand, as compared to Euros 1,191 thousand at December 31, 2024. The Group has no restrictions on the realizability of its intangible assets and no pledge existed on these assets as of June 30, 2025 and December 31, 2024, respectively.

As of June 30, 2025, there were commitments for the acquisition of intangible assets for Euros 531 thousand, as compared to Euros 1,644 thousand at December 31, 2024 relating to the current projects of R&D.

b)
Goodwill

The Goodwill breakdown by CGU as of June 30, 2025, and December 31, 2024, is as follows:

(In thousand Euros)	June 30, 2025	December 31, 2024
Ares	4,424	4,424
Coil	2,922	3,297
Nordics	—	—
Electromaps / Software	3,457	3,457
Total	10,803	11,178

During the six months ended June 30, 2025, no impairment indicators existed that could lead to the existence of additional impairment those already recorded as of December, 31, 2024 in relation to the goodwill or intangible assets of the Group.

The goodwill will be tested for impairment annually before year end, once budgets are approved.

The change in the carrying amount of goodwill corresponds to the exchange differences from Coil business combination.